Note 8 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Number of shares under share swap agreement	2,500,000
Value of shares under share swap agreement	$ 33,803
Foreign exchange basis curve length	5 years
Adjustment to mid-market consensus price, significant unobservable inputs, liabilities	5.00%
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss	$ 3,200
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)	$ 17,200
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes	$ 361,000	$ 103,000
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	235,411
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	(233,137)
Credit risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value	4,999		$ 4,714
Risk exposure associated with instruments sharing characteristic	$ 213,268		$ 35,451
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	90.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged	50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 36,396
Level 2 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 36,396	$ 36,300
Level 3 of fair value hierarchy [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes	$ 238,581
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes	(236,350)
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	594,400	$ 570,100
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 100,000
Borrowings, interest rate	6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 160,000
Borrowings, interest rate	6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.75%